Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss)
Note 15. Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) for the six months ended June 30, 2014 and 2013 are summarized as follows:

	Unrealized Securities Gains (Losses)	Adjustments Related to Pension Plan	Accumulated Other Comprehensive Income (Loss)

	(dollars in thousands)
Balance at December 31, 2013	$(8,396)	$(472)	$(8,868)
Other comprehensive income before reclassification	4,364	-	4,364
Reclassification adjustment for gains included in net income	(323)	-	(323)
Net amortization of unrealized losses on securities transferred from available for sale to held to maturity	80	-	80
Net current period other comprehensive income	4,121	-	4,121
Balance at June 30, 2014	$(4,275)	$(472)	$(4,747)

Balance at December 31, 2012	$1,924	$(1,488)	$436
Other comprehensive (loss) before reclassification	(6,197)	-	(6,197)
Reclassification adjustment for gains included in net income	(346)	-	(346)
Net current period other comprehensive (loss)	(6,543)	-	(6,543)
Balance at June 30, 2013	$(4,619)	$(1,488)	$(6,107)

Reclassifications of gains on securities available for sale are reported in the consolidated statements of income as “Gain on sale of available for sale securities, net” with the corresponding income tax effect being reflected as a component of income tax expense.

During the three and six months ended June 30, 2014 and 2013, the Company reported gains on the sale of available for sale securities and amortization of unrealized losses on securities transferred from available for sale to held to maturity as shown in the following table:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013

	(dollars in thousands)

Gains on sale of available for sale securities	$109	$58	$489	$525
Less: tax effect	(37)	(20)	(166)	(179)
Net gains on the sale of available for sale securities	$72	$38	$323	$346

Amortization of unrealized losses on securities transferred from available for sale to held to maturity	$(78)	$-	$(121)	$-
Less: tax effect	26	-	41	-
Net amortization of unrealized losses on securities transferred from available for sale to held to maturity	$(52)	$-	$(80)	$-

Note 14. Accumulated Other Comprehensive Income (Loss)

The balances in accumulated other comprehensive income (loss) are shown in the following table:

	Unrealized Securities Gains (Losses)	Adjustments Related to Pension Plan	Accumulated Other Comprehensive Income (Loss)
	(dollars in thousands)
Balance at December 31, 2010	$(2,161)	$(142)	$(2,303)
Unrealized securities gains (net of tax, $2,967)	5,759	—	5,759
Securities gains included in net income (net of tax, $1,083)	(2,103)	—	(2,103)
Change in unfunded pension liability (net of tax, $1,000)	—	(1,940)	(1,940)
Balance at December 31, 2011	1,495	(2,082)	(587)
Unrealized securities gains (net of tax, $1,537)	2,987	—	2,987
Securities gains included in net income (net of tax, $1,317)	(2,558)	—	(2,558)
Change in unfunded pension liability (net of tax, $307)	—	594	594
Balance at December 31, 2012	1,924	(1,488)	436
Unrealized securities losses (net of tax, $4,803)	(9,325)	—	(9,325)
Securities gains included in net loss (net of tax, $512)	(995)	—	(995)
Change in unfunded pension liability (net of tax, $523)	—	1,016	1,016
Balance at December 31, 2013	$(8,396)	$(472)	$(8,868)

Reclassifications of gains on securities available for sale are reported in the consolidated statements of operations as “Gain on sale of available for sale securities, net” with the corresponding income tax effect being reflected as a component of income tax expense (benefit). During 2013, the Company reported a gain on the sale of available for sale securities of $1.5 million, compared to a gain of $3.9 million in 2012 and a gain of $3.2 million in 2011; the tax effect of these transactions during 2013, 2012 and 2011 was $512 thousand, $1.3 million and $1.1 million, respectively, which was included as a component of income tax expense (benefit).